Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
January 30, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Commonwealth Trust (the trust):
Fidelity Nasdaq Composite Index Fund
Fidelity Nasdaq Composite Index Tracking Stock
Fidelity Series 100 Index Fund (the funds)
File Nos. (002-52322) and (811-02546)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust